Segment Information	12 Months Ended
Dec. 31, 2012
Segment Information [Abstract]
Segment Information
 Segment Information

The Company is organized based on the types of services provided. Under this organizational structure, the Company’s segments are:

▪	Risk and Insurance Services, comprising insurance services (Marsh) and reinsurance services (Guy Carpenter); and

▪	Consulting, comprising Mercer and Oliver Wyman Group
The accounting policies of the segments are the same as those used for the consolidated financial statements described in Note 1. Segment performance is evaluated based on segment operating income, which includes directly related expenses, and charges or credits related to integration and restructuring but not the Company’s corporate-level expenses. Revenues are attributed to geographic areas on the basis of where the services are performed.
Effective January 1, 2013, the Corporate Benefits and Association businesses, previously part of Marsh's U.S. Consumer operations in the Risk and Insurance Services segment, were transferred to Mercer. Accordingly, these businesses are now part of the Consulting segment. The segment data presented below reflects the impact of this transfer as of the beginning of the earliest period presented.
Selected information about the Company’s segments and geographic areas of operation are as follows:

For the Year Ended December 31, (In millions)	Revenue		Operating Income (Loss)		Total Assets		Depreciation and Amortization	Capital Expenditures
2012 –
Risk and Insurance Services	$6,350	(a)	$1,334		$9,832		$196	$131
Consulting	5,613	(b)	692		5,203		113	117
Total Operating Segments	11,963		2,026		15,035		309	248
Corporate / Eliminations	(39)	(c)	(197)	(c)	1,253	(d)	40	72
Total Consolidated	$11,924		$1,829		$16,288		$349	$320
2011 –
Risk and Insurance Services	$6,079	(a)	$1,200		$9,102		$189	$146
Consulting	5,487	(b)	617		4,820		112	91
Total Operating Segments	11,566		1,817		13,922		301	237
Corporate / Eliminations	(40)	(c)	(179)	(c)	1,532	(d)	31	43
Total Consolidated	$11,526		$1,638		$15,454		$332	$280
2010 –
Risk and Insurance Services	$5,557	(a)	$957		$9,318		$175	$144
Consulting	5,042	(b)	144		4,537		115	80
Total Operating Segments	10,599		1,101		13,855		290	224
Corporate / Eliminations	(49)	(c)	(162)	(c)	1,455	(d)	29	34
Total Consolidated	$10,550		$939		$15,310		$319	$258

(a)
Includes inter-segment revenue of $5 million, $4 million and $7 million in 2012, 2011 and 2010, respectively, interest income on fiduciary funds of $39 million, $47 million and $45 million in 2012, 2011 and 2010, respectively, and equity method income of $11 million, $14 million and $12 million in 2012, 2011 and 2010, respectively.

(b)	Includes inter-segment revenue of $34 million, $36 million and $43 million in 2012, 2011 and 2010, respectively, and interest income on fiduciary funds of $4 million in 2012, 2011 and 2010.

(c)	Includes results of corporate advisory and restructuring business.

(d)	Corporate assets primarily include insurance recoverables, pension related assets, the owned portion of the Company headquarters building and intercompany eliminations.
Details of operating segment revenue are as follows:

For the Years Ended December 31,
(In millions of dollars)	2012	2011	2010
Risk and Insurance Services
Marsh	$5,265	$5,031	$4,574
Guy Carpenter	1,085	1,048	983
Total Risk and Insurance Services	6,350	6,079	5,557
Consulting
Mercer	4,147	4,004	3,685
Oliver Wyman Group	1,466	1,483	1,357
Total Consulting	5,613	5,487	5,042
Total Operating Segments	11,963	11,566	10,599
Corporate/ Eliminations	(39)	(40)	(49)
Total	$11,924	$11,526	$10,550

Information by geographic area is as follows:

For the Years Ended December 31,
(In millions of dollars)	2012	2011	2010
Revenue
United States	$5,300	$5,131	$4,708
United Kingdom	1,960	1,922	1,720
Continental Europe	1,879	1,906	1,809
Asia Pacific	1,346	1,287	1,067
Other	1,478	1,320	1,295
	11,963	11,566	10,599
Corporate/Eliminations	(39)	(40)	(49)
	$11,924	$11,526	$10,550

For the Years Ended December 31,
(In millions of dollars)	2012	2011	2010
Fixed Assets, Net
United States	$494	$505	$511
United Kingdom	121	133	132
Continental Europe	63	65	69
Asia Pacific	62	37	43
Other	69	64	67
	$809	$804	$822

The impact of the transfer discussed above is as follows:

	Revenue			Operating Income
	As Reported	Reclassification	Current Presentation	As Reported	Reclassification	Current Presentation
2012 -
Risk and Insurance Services	$6,581	$(231)	$6,350	$1,374	$(40)	$1,334
Consulting	5,382	231	5,613	652	40	692
Total Operating Segments	11,963	—	11,963	2,026	—	2,026
Corporate/Eliminations	(39)	—	(39)	(197)	—	(197)
Total Consolidated	$11,924	$—	$11,924	$1,829	$—	$1,829

2011 -
Risk and Insurance Services	$6,301	$(222)	$6,079	$1,229	$(29)	$1,200
Consulting	5,265	222	5,487	588	29	617
Total Operating Segments	11,566	—	11,566	1,817	—	1,817
Corporate/Eliminations	(40)	—	(40)	(179)	—	(179)
Total Consolidated	$11,526	$—	$11,526	$1,638	$—	$1,638

2010 -
Risk and Insurance Services	$5,764	$(207)	$5,557	$972	$(15)	$957
Consulting	4,835	207	5,042	129	15	144
Total Operating Segments	10,599	—	10,599	1,101	—	1,101
Corporate/Eliminations	(49)	—	(49)	(162)	—	(162)
Total Consolidated	$10,550	$—	$10,550	$939	$—	$939
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Stockholders of
Marsh & McLennan Companies, Inc.
New York, New York
We have audited the accompanying consolidated balance sheets of Marsh & McLennan Companies, Inc. and subsidiaries (the “Company”) as of December 31, 2012 and 2011, and the related consolidated statements of income, comprehensive income, cash flows and equity for each of the three years in the period ended December 31, 2012.  These financial statements are the responsibility of the Company's management.  Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.
In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Marsh & McLennan Companies, Inc. and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.
As discussed in Note 1 to the financial statements, the Company retrospectively adjusted segment disclosures for a transfer of business between segments effective January 1, 2013.
We have also audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the Company's internal control over financial reporting as of December 31, 2012, based on the criteria established in Internal Control-Integrated Framework issued by the Committee of Sponsoring Organizations of the Treadway Commission and our report dated February 27, 2013 expressed an unqualified opinion on the Company's internal control over financial reporting.

/s/ Deloitte & Touche LLP
New York, New York
February 27, 2013
(May 10, 2013 as to Notes 1, 6 and 16)
Marsh & McLennan Companies, Inc. and Subsidiaries
SELECTED QUARTERLY FINANCIAL DATA AND
SUPPLEMENTAL INFORMATION (UNAUDITED)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
(In millions, except per share figures)
2012:
Revenue	$3,051	$3,026	$2,845	$3,002
Operating income	$527	$518	$378	$406
Income from continuing operations	$354	$339	$246	$265
Income (loss) from discontinued operations	$—	$(2)	$1	$(2)
Net income attributable to the Company	$347	$329	$241	$259
Basic Per Share Data:
Income from continuing operations	$0.64	$0.61	$0.44	$0.48
Income (loss) from discontinued operations	$—	$(0.01)	$—	$—
Net income attributable to the Company	$0.64	$0.60	$0.44	$0.48
Diluted Per Share Data:
Income from continuing operations	$0.63	$0.60	$0.43	$0.47
Income (loss) from discontinued operations	$—	$(0.01)	$0.01	$—
Net income attributable to the Company	$0.63	$0.59	$0.44	$0.47
Dividends Paid Per Share	$0.22	$0.22	$0.23	$0.23
2011:
Revenue	$2,884	$2,928	$2,806	$2,908
Operating income	$472	$465	$310	$391
Income from continuing operations	$319	$286	$133	$244
Income from discontinued operations	$12	$3	$2	$16
Net income attributable to the Company	$325	$282	$130	$256
Basic Per Share Data:
Income from continuing operations	$0.57	$0.51	$0.24	$0.44
Income from discontinued operations	$0.02	$—	$—	$0.03
Net income attributable to the Company	$0.59	$0.51	$0.24	$0.47
Diluted Per Share Data:
Income from continuing operations	$0.56	$0.50	$0.23	$0.44
Income from discontinued operations	$0.02	$—	$0.01	$0.02
Net income attributable to the Company	$0.58	$0.50	$0.24	$0.46
Dividends Paid Per Share	$0.21	$0.21	$0.22	$0.22
As of February 22, 2013 there were 6,840 stockholders of record.